UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $152,104 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     2727   175372 SH       SOLE                   175372
ACME PACKET INC                COM              004764106     3255   258500 SH       SOLE                   258500
ARCH CAP GROUP LTD             ORD              G0450A105     8977   127600 SH       SOLE                   127600
BLOCKBUSTER INC                CL A             093679108      613   157100 SH       SOLE                   157100
BLOCKBUSTER INC                CL B             093679207      734   213500 SH       SOLE                   213500
BLOUNT INTL INC NEW            COM              095180105     2420   196600 SH       SOLE                   196600
CEMEX SAB DE CV                SPON ADR NEW     151290889     4581   177215 SH       SOLE                   177215
CERADYNE INC                   COM              156710105      878    18700 SH       SOLE                    18700
CITRIX SYS INC                 COM              177376100     1672    44000 SH       SOLE                    44000
CUMMINS INC                    COM              231021106      662     5200 SH       SOLE                     5200
DAIMLER AG                     REG SHS          D1668R123     4409    46100 SH       SOLE                    46100
DREW INDS INC                  COM NEW          26168L205     3091   112800 SH       SOLE                   112800
EXTERRAN HLDGS INC             COM              30225X103    15403   188296 SH       SOLE                   188296
GETTY IMAGES INC               COM              374276103      554    19100 SH       SOLE                    19100
GOLDMAN SACHS GROUP INC        COM              38141G104     1075     5000 SH       SOLE                     5000
HEELYS INC                     COM              42279M107     1944   279300 SH       SOLE                   279300
HOLLY CORP                     COM PAR $0.01    435758305      127     2500 SH       SOLE                     2500
INTUIT                         COM              461202103    11693   369900 SH       SOLE                   369900
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205     1725    81500 SH       SOLE                    81500
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     7938   105100 SH       SOLE                   105100
LOOPNET INC                    COM              543524300     2085   148400 SH       SOLE                   148400
MBIA INC                       COM              55262C100     1565    84000 SH       SOLE                    84000
MOODYS CORP                    COM              615369105     2849    79800 SH       SOLE                    79800
NAVTEQ CORP                    COM              63936L100     7757   102600 SH       SOLE                   102600
PARKER HANNIFIN CORP           COM              701094104     2542    33750 SH       SOLE                    33750
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      927    18100 SH       SOLE                    18100
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      111      300 SH  PUT  SOLE                      300
RAYTHEON CO                    COM NEW          755111507     9578   157800 SH       SOLE                   157800
RAYTHEON CO                    COM NEW          755111507        1      324 SH  PUT  SOLE                      324
RED HAT INC                    COM              756577102     1438    69000 SH       SOLE                    69000
SAVVIS INC                     COM NEW          805423308     1730    62000 SH       SOLE                    62000
SOHU COM INC                   COM              83408W103    10173   186600 SH       SOLE                   186600
SOMANETICS CORP                COM NEW          834445405     8538   361017 SH       SOLE                   361017
SONIC SOLUTIONS                COM              835460106      623    60000 SH       SOLE                    60000
SONUS NETWORKS INC             COM              835916107     9696  1663200 SH       SOLE                  1663200
SYNOPSYS INC                   COM              871607107     5448   210100 SH       SOLE                   210100
TIDEWATER INC                  COM              886423102     3143    57300 SH       SOLE                    57300
TIME WARNER INC                COM              887317105     5891   356800 SH       SOLE                   356800
VALERO ENERGY CORP NEW         COM              91913Y100     1793    25600 SH       SOLE                    25600
VALMONT INDS INC               COM              920253101     1738    19500 SH       SOLE                    19500